Investment Strategy	May 31, 2026
FT Vest U.S. Equity Max Buffer ETF - January
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 45.75%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on January 20, 2026 and ends on January 15, 2027 the Fund seeks to buffer against the first 45.75% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 44.90%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 45.75% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on January 20, 2026 and ends on January 15, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 45.75%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 45.75% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 44.90%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 45.75% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 54.25% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=JANM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=JANM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - February
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 47.28%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on February 23, 2026 and ends on February 19, 2027 the Fund seeks to buffer against the first 47.28% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 46.43%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 47.28% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on February 23, 2026 and ends on February 19, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 47.28%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 47.28% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 46.43%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 47.28% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 52.72% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=FEBM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=FEBM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 77.82%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on March 23, 2026 and ends on March 19, 2027 the Fund seeks to buffer against the first 77.82% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 76.97%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 77.82% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on March 23, 2026 and ends on March 19, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 77.82%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 77.82% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 76.97%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 77.82% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 22.18% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=MARM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=MARM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - April
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 50.09%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on April 20, 2026 and ends on April 16, 2027 the Fund seeks to buffer against the first 50.09% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.24%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 50.09% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on April 20, 2026 and ends on April 16, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 50.09%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 50.09% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 49.24%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 50.09% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 49.91% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=APXM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=APXM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - May
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on May 18, 2026 and ends on May 21, 2027 the Fund seeks to buffer against 100% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.14% and the buffer is 99.13%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on May 18, 2026 and ends on May 21, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on 100% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 99.13%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on 100% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 0% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.14% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=MAYM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=MAYM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on June 22, 2026 and ends on June 17, 2027 the Fund seeks to buffer against 100% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.33%. When the Fund’s fees and expenses are taken into account, the cap is 6.48% and the buffer is 99.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.33%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on June 22, 2026 and ends on June 17, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on 100% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 99.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on 100% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 0% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.33% (before fees and expenses) and 6.48% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=JUNM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=JUNM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - July
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on July 20, 2026 and ends on July 16, 2027 the Fund seeks to buffer against 100% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.32%. When the Fund’s fees and expenses are taken into account, the cap is 6.47% and the buffer is 99.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.32%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on July 20, 2026 and ends on July 16, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on 100% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 99.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on 100% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 0% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.32% (before fees and expenses) and 6.47% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=JULM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=JULM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - August
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on August 24, 2026 and ends on August 20, 2027 the Fund seeks to buffer against 100% of Underlying ETF losses and limit gains up to a predetermined upside cap of 8.00%. When the Fund’s fees and expenses are taken into account, the cap is 7.15% and the buffer is 99.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 8.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on August 24, 2026 and ends on August 20, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 100%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on 100% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 99.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on 100% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 0% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 8.00% (before fees and expenses) and 7.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=AUGM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=AUGM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 99.98%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on September 21, 2026 and ends on September 17, 2027 the Fund seeks to buffer against the first 99.98% of Underlying ETF losses and limit gains up to a predetermined upside cap of 8.24%. When the Fund’s fees and expenses are taken into account, the cap is 7.39% and the buffer is 99.13%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 8.24%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 99.98% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on September 21, 2026 and ends on September 17, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 99.98%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 99.98% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 99.13%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 99.98% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 0.02% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 8.24% (before fees and expenses) and 7.39% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=SEPM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=SEPM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - October
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 43.73%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on October 20, 2025 and ends on October 16, 2026 the Fund seeks to buffer against the first 43.73% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 42.88%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 43.73% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on October 20, 2025 and ends on October 16, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 43.73%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 43.73% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 42.88%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 43.73% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 56.27% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=OCTM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=OCTM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - November
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 57.95%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on November 24, 2025 and ends on November 20, 2026 the Fund seeks to buffer against the first 57.95% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 57.10%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 57.95% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on November 24, 2025 and ends on November 20, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 57.95%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 57.95% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 57.10%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 57.95% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 42.05% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=NOVM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=NOVM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Max Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 7%. The buffer for the current Target Outcome Period is 50.60%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, it will seek a predetermined cap that exceeds 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 8% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of 7%. ○For example, the Fund may seek to provide a predetermined upside cap of 7% and a buffer against 80% of Underlying ETF losses. ●If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. ○For example, the Fund may seek to provide a predetermined upside cap of 5% and a buffer against 20% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on December 22, 2025 and ends on December 18, 2026 the Fund seeks to buffer against the first 50.60% of Underlying ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.75%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 7.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 50.60% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on December 22, 2025 and ends on December 18, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 50.60%. The possible expected range of the buffer for future Target Outcome Periods is between 20% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”) that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 7%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 50.60% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 49.75%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 50.60% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 49.40% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 7.00% (before fees and expenses) and 6.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 7%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, the Fund will seek to lower the minimum cap to provide a buffer of at least 20%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 7%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DECM, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund’s website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DECM.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure that is subject to predetermined upside caps while attempting to limit downside risk through a laddered portfolio of four FT Vest U.S. Equity Equal Weight Buffer ETFs (the "Underlying ETFs").Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies. The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the Fund’s investments in the Underlying ETFs diversifies the timing of the Fund’s exposure by allocating investments across multiple target outcome periods, instead of acquiring or disposing of a single Underlying ETF at one time. This approach is intended to mitigate the risk that unfavorable investment timing or reference asset pricing prevents the Fund from benefiting from the returns of any one Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the Invesco S&P 500® Equal Weight ETF (“RSP”) and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of RSP, up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of RSP losses, over a defined one-year period. The Fund will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). Invesco Capital Management LLC (“Invesco”) serves as RSP’s sponsor. The investment objective of RSP is to seek to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index. See "Invesco S&P 500® Equal Weight ETF" below for more information. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on RSP. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, RSP). The pre-determined outcomes sought by the Underlying ETFs, which include a buffer against the first 10% of RSP losses and a cap on upside potential, are based on the price return of RSP over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (each, a “Target Outcome Period”). Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. The buffer level for each Underlying ETF will remain the same at the beginning of each Target Outcome Period. See “Buffer and Cap” below under “Additional Information on the Fund’s Investment Objective and Strategies.” Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon RSP’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its cap and a “refresh” of its buffer annually. Each Underlying ETF will undergo such reset and refresh in a different quarter of the calendar year: March for FT Vest U.S. Equity Equal Weight Buffer ETF–March, June for FT Vest U.S. Equity Equal Weight Buffer ETF–June, September for FT Vest U.S. Equity Equal Weight Buffer ETF–September, and December for FT Vest U.S. Equity Equal Weight Buffer ETF–December. The rolling or “laddered” nature of the Fund's investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of RSP at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. Further, an investor like the Fund that holds Underlying ETF shares through multiple Target Outcome Periods may fail to experience gains comparable to those of RSP over time because at the end of each Target Outcome Period a new cap will be established based on the then current price of RSP and any gains above the prior cap will be forfeit. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Underlying ETFs may have losses that exceed those of RSP. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of RSP and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and refresh its buffer annually based on the price of RSP at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF caps and buffers at current RSP prices is intended to allow the Fund to continue to benefit from increases in the value of RSP and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of RSP. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where RSP has depreciated below the buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors may have the ability to benefit from any appreciation in RSP for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors. The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between quarterly rebalances. When the Fund acquires and disposes of shares of the Underlying ETFs in between quarterly rebalances in connection with the creation and redemption of Creation Units, it will acquire such shares pro rata based on the then-current weightings of the Underlying ETFs in the Fund’s portfolio. The Fund does not seek to optimize investment returns by allocating to Underlying ETFs with the greatest upside potential or downside protection potential. This approach is consistent with the Fund’s laddered strategy, which is designed to diversify the timing of the Fund’s exposure by allocating investments across multiple Target Outcome Periods. As a result, when the Fund acquires or disposes of Underlying ETF shares in connection with creation and redemption activity, the Fund will not take into account the time remaining until the end of the Target Outcome Period or the value of each Underlying ETF relative to the cap and buffer. This approach may result in the Fund acquiring shares of Underlying ETFs that have limited remaining upside potential for the current Target Outcome Period, or disposing of shares of Underlying ETFs that have significant remaining upside potential. Consequently, the Fund’s returns may differ from the returns an investor could achieve by selecting specific Underlying ETFs based on their individual investment characteristics at any given time. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below. The Fund’s portfolio consists of four Underlying ETFs: FT Vest U.S. Equity Equal Weight Buffer ETF–March (RSMR), FT Vest U.S. Equity Equal Weight Buffer ETF–June (RSJN), FT Vest U.S. Equity Equal Weight Buffer ETF–September (RSSE), and FT Vest U.S. Equity Equal Weight Buffer ETF–December (RSDE). The current list of Underlying ETFs in the Fund's portfolio can also be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BFEW. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is of limited use in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment by the Fund in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its buffer annually based on prevailing market conditions. Further, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Because the Underlying ETF shares held by the Fund will have a different value relative to the cap and buffer than at the start of the Target Outcome Period, the Fund’s investment returns are likely to differ from those the Underlying ETFs seek to provide. Given the Fund’s investment in multiple Underlying ETFs with staggered Target Outcome Periods, each with its own cap and buffer, it may be difficult for an investor to predict the potential outcomes associated with an investment in the Underlying ETFs at any given time. The Fund’s investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure that is subject to predetermined upside caps while attempting to limit downside risk through a laddered portfolio of four FT Vest U.S. Equity Equal Weight Buffer ETFs (the "Underlying ETFs").
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure with potential for accelerated returns through a laddered portfolio of four FT Vest U.S. Equity Uncapped Accelerator ETFs (the “Underlying ETFs”).Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies. The term “accelerated returns” refers to the potential to achieve a rate of return that exceeds the positive price return of the State Street® SPDR® S&P 500® ETF Trust (“SPY”), as discussed further below. The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the Fund’s investments in the Underlying ETFs diversifies the timing of the Fund’s exposure by allocating investments across multiple target outcome periods, instead of acquiring or disposing of a single Underlying ETF at one time. This approach is intended to mitigate the risk that unfavorable investment timing or reference asset pricing prevents the Fund from benefiting from the accelerated returns of any one Underlying ETF. The Fund's laddered approach is intended to give the Fund the opportunity to continue to benefit from increases in the value of SPY at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The Upside Rate of Return is only provided by the Underlying ETFs and the Fund could have limited upside potential. The Underlying ETFs will not participate in gains of SPY unless SPY appreciates above the Target Upside Deductible at the end of the applicable Target Outcome Period, and any such gains are subject to the applicable Upside Rate of Return. The Fund’s returns may be limited by the Upside Rates of Return of the Underlying ETFs and the Fund itself does not provide any Upside Rate of Return. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of SPY if SPY experiences at least 2.0% of positive returns over a defined one year period. The Fund is designed to provide investors with the ability to participate in the potential accelerated returns that the Underlying ETFs may provide. However, because the Fund's laddered approach means it may acquire and dispose of Underlying ETF shares at various points within their Target Outcome Periods rather than holding them through the entire period, the Fund may not realize the full Upside Rate of Return that would only be achieved if the Target Upside Deductible is exceeded at the end of a Target Outcome Period. It is anticipated that the Fund will benefit from some level of accelerated return, but the amount will depend on various factors including Underlying ETF performance and the Fund's trading activity. The Fund will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See "State Street® SPDR® S&P 500® ETF Trust" below for more information. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) that utilize SPY as the reference asset. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, SPY). The pre-determined outcomes sought by the Underlying ETFs, which include one-to-one participation in losses of SPY and a target rate of return that is greater than the price return increase of SPY (the "Upside Rate of Return"), are based on the price return of SPY over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (each, a “Target Outcome Period”). Each Underlying ETF will only participate in the full Upside Rate of Return if SPY appreciates at the end of a target outcome period at a level above 102% of the price of SPY on the first day of a target outcome period (the “Target Upside Deductible”). If SPY appreciates at the end of the Target Outcome Period, but at a level below the Target Upside Deductible, the Underlying ETF will not participate in any of the gains experienced by the price return of SPY. The Underlying ETF will only experience gains if SPY's price return increases above the Target Upside Deductible at the end of the Target Outcome Period. Each Underlying ETF establishes a new Upside Rate of Return annually at the beginning of each Target Outcome Period. The Fund is designed to provide investors with the ability to participate in potential accelerated returns, but the Fund may not realize the specific Upside Rate of Return described for the Underlying ETFs. Instead, the Fund may benefit from varying levels of accelerated return depending on market conditions and timing. See “Upside Rate of Return” below under “Additional Information on the Fund’s Investment Objective and Strategies.” Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon SPY’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its Upside Rate of Return annually. Each Underlying ETF will undergo such reset in a different quarter of the calendar year. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of SPY at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains for the remainder of the Target Outcome Period. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are dependent upon the Underlying ETF’s Target Upside Deductible being exceeded and are limited by the Underlying ETF’s stated Upside Rate of Return over a defined time period (depending on when the shares were purchased). The Fund's ability to benefit from accelerated returns depends on the Underlying ETFs' performance. If an Underlying ETF does not appreciate above the Target Upside Deductible at the end of its Target Outcome Period, the Fund will not receive the full intended Upside Rate of Return from that Underlying ETF. Because the Fund may dispose of Underlying ETF shares prior to the end of a Target Outcome Period, the Fund's returns may differ from the specific outcomes the Underlying ETFs seek to provide for investors holding through complete Target Outcome Periods. The level of accelerated return realized by the Fund will vary based on the performance of the Underlying ETFs and the timing of the Fund's transactions. Because the Underlying ETFs only participate in accelerated returns after SPY’s price return exceeds the Target Upside Deductible, the Fund will forgo returns of SPY below the Target Upside Deductible. As a result, the price return of SPY may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns. The point at which the Underlying ETF’s positive accelerated returns may exceed SPY’s price returns is referred to as the “Hypothetical Payoff Point.” Therefore, the rate of return that an investor receives may be less than the price return of SPY even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period, unless SPY’s returns exceed the Hypothetical Payoff Point. See the table set forth in the section entitled “Upside Rate of Return” for more information. Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the opportunity to continue to benefit from increases in the value of SPY as each of the Underlying ETFs will reset its Upside Rate of Return annually based on the price of SPY at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF Upside Rates of Return at current SPY prices is intended to give the Fund the opportunity to continue to benefit from increases in the value of SPY. Annually, each of the Underlying ETFs will undergo a reset of its Upside Rate of Return, meaning that investors may have the ability to benefit from any appreciation in SPY for future periods up to the respective Upside Rates of Return of the Underlying ETFs but only if the Target Upside Deductible is achieved at the end of the Target Outcome Period. A laddered portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors. The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between quarterly rebalances. When the Fund acquires and disposes of shares of the Underlying ETFs in between quarterly rebalances in connection with the creation and redemption of Creation Units, it will acquire such shares pro rata based on the then current weightings of the Underlying ETFs in the Fund’s portfolio. The Fund does not seek to optimize investment returns by allocating to Underlying ETFs with the greatest upside potential. This approach is consistent with the Fund’s laddered strategy, which is designed to diversify the timing of the Fund’s exposure by allocating investments across multiple Target Outcome Periods. As a result, when the Fund acquires or disposes of Underlying ETF shares in connection with creation and redemption activity, the Fund will not take into account the time remaining until the end of the Target Outcome Period for any Underlying ETF or the value of each Underlying ETF relative to the Target Upside Deductible. This approach may result in the Fund acquiring shares of Underlying ETFs that have limited remaining value relative to the Target Upside Deductible for the current Target Outcome Period, or disposing of shares of Underlying ETFs that have significant remaining value relative to the Target Upside Deductible. Consequently, the Fund’s returns may differ from the returns an investor could achieve by selecting specific Underlying ETFs based on their individual investment characteristics at any given time. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below. The Fund’s portfolio consists of four Underlying ETFs: FT Vest U.S. Equity Uncapped Accelerator ETF–January (UXJA), FT Vest U.S. Equity Uncapped Accelerator ETF–April (UXAP), FT Vest U.S. Equity Uncapped Accelerator ETF–July (UXJL), and FT Vest U.S. Equity Uncapped Accelerator ETF–October (UXOC). The current list of Underlying ETFs in the Fund's portfolio can also be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BFXU. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates, the Upside Rate of Return and the value of the Underlying ETF relative to the Target Upside Deductible at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is of limited use in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment by the Fund in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its Upside Rate of Return annually based on prevailing market conditions. Further, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Because the Underlying ETF shares held by the Fund will have a different value relative to the Target Upside Deductible than at the start of the Target Outcome Period, the Fund’s investment returns are likely to differ from those the Underlying ETFs seek to provide. Given the Fund’s investment in multiple Underlying ETFs with staggered Target Outcome Periods, each with its own Upside Rate of Return and position relative to the Target Upside Deductible, it may be difficult for an investor to predict the potential outcomes associated with an investment in the Underlying ETFs at any given time. The Fund’s investment strategy may include active and frequent trading. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. As of June 30, 2026, SPY had significant investments in information technology companies, although this may change from time to time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure with potential for accelerated returns through a laddered portfolio of four FT Vest U.S. Equity Uncapped Accelerator ETFs (the “Underlying ETFs”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies, although this may change from time to time.
FT Vest Laddered Emerging Markets Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with emerging market equity market exposure that is subject to predetermined upside caps while attempting to limit downside risk through a laddered portfolio of four FT Vest Emerging Markets Buffer ETFs (the "Underlying ETFs").Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies. The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the Fund’s investments in the Underlying ETFs diversifies the timing of the Fund’s exposure by allocating investments across multiple target outcome periods, instead of acquiring or disposing of a single Underlying ETF at one time. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the iShares MSCI Emerging Markets ETF ("EEM") and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of EEM, up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of EEM losses, over a defined one-year period. The Fund will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). BlackRock Fund Advisors (“BFA”) serves as EEM’s sponsor. The investment objective of EEM is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MSCI Emerging Markets Index. See "iShares MSCI Emerging Markets ETF" below for more information. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on EEM. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, EEM). The pre-determined outcomes sought by the Underlying ETFs, which include a buffer against the first 10% of EEM losses and a cap on upside potential, are based on the price return of EEM over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (each, a “Target Outcome Period”). Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. The buffer level for each Underlying ETF will remain the same at the beginning of each Target Outcome Period. See “Buffer and Cap” below under “Additional Information on the Fund’s Investment Objective and Strategies.” Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon EEM’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its cap and a “refresh” of its buffer annually. Each Underlying ETF will undergo such reset and refresh in a different month of the calendar year: March for FT Vest Emerging Markets Buffer ETF–March, June for FT Vest Emerging Markets Buffer ETF–June, September for FT Vest Emerging Markets Buffer ETF–September and December for FT Vest Emerging Markets Buffer ETF–December. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of EEM at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. Further, an investor like the Fund that holds Underlying ETF shares through multiple Target Outcome Periods may fail to experience gains comparable to those of EEM over time because at the end of each Target Outcome Period a new cap will be established based on the then current price of EEM and any gains above the prior cap will be forfeit. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Underlying ETFs may have losses that exceed those of EEM. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of EEM and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and refresh its buffer annually based on the price of EEM at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF caps and buffers at current EEM prices is intended to allow the Fund to continue to benefit from increases in the value of EEM and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of EEM. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where EEM has depreciated below the buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors may have the ability to benefit from any appreciation in EEM for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors. The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. When the Fund acquires and disposes of shares of the Underlying ETFs in between quarterly rebalances in connection with the creation and redemption of Creation Units, it will acquire such shares pro rata based on the then-current weightings of the Underlying ETFs in the Fund’s portfolio. The Fund does not seek to optimize investment returns by allocating to Underlying ETFs with the greatest upside potential or downside protection potential. This approach is consistent with the Fund’s laddered strategy, which is designed to diversify the timing of the Fund’s exposure by allocating investments across multiple Target Outcome Periods. As a result, when the Fund acquires or disposes of Underlying ETF shares in connection with creation and redemption activity, the Fund will not take into account where each Underlying ETF is within its Target Outcome Period or the value of each Underlying ETF relative to the cap and buffer. This approach may result in the Fund acquiring shares of Underlying ETFs that have limited remaining upside potential for the current Target Outcome Period, or disposing of shares of Underlying ETFs that have significant remaining upside potential. Consequently, the Fund’s returns may differ from the returns an investor could achieve by selecting specific Underlying ETFs based on their individual investment characteristics at any given time. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below. The Fund’s portfolio consists of four Underlying ETFs: March for FT Vest Emerging Markets Buffer ETF–March (TMAR), June for FT Vest Emerging Markets Buffer ETF–June (TJUN), September for FT Vest Emerging Markets Buffer ETF–September (TSEP) and December for FT Vest Emerging Markets Buffer ETF–December (TDEC). The current list of Underlying ETFs in the Fund's portfolio can be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BUFE. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is of limited use in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment by the Fund in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its buffer annually based on prevailing market conditions. Further, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Because the Underlying ETF shares held by the Fund will have a different value relative to the cap and buffer than at the start of the Target Outcome Period, the Fund’s investment returns are likely to differ from those the Underlying ETFs seek to provide. Given the Fund’s investment in multiple Underlying ETFs with staggered Target Outcome Periods, each with its own cap and buffer, it may be difficult for an investor to predict the potential outcomes associated with an investment in the Underlying ETFs at any given time. The Fund’s investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, EEM had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers, although this may change from time to time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by providing investors with emerging market equity market exposure that is subject to predetermined upside caps while attempting to limit downside risk through a laddered portfolio of four FT Vest Emerging Markets Buffer ETFs (the "Underlying ETFs").
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, EEM had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers, although this may change from time to time.
FT Vest Laddered Max Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Max Buffer ETFs (the "Underlying ETFs"). The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the State Street® SPDR® S&P 500® ETF Trust (“SPY”) and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of SPY, up to a predetermined upside cap, while providing the maximum available buffer (before fees and expenses) against SPY losses, over a defined one-year period. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See "State Street® SPDR® S&P 500® ETF Trust" below for more information. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on SPY. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, SPY). The Underlying ETFs generally seek to provide the maximum available buffer against SPY losses (depending on prevailing market conditions at the start of the Target Outcome Period (defined below)) while setting a predetermined upside cap of at least 7% over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (the “Target Outcome Period”). If an Underlying ETF is not able to set the buffer against 100% of SPY losses while setting a cap of at least 7%, then it would seek the maximum buffer that allows for a cap of at least 7%. If the 7% minimum cap produces a buffer of less than 20%, an Underlying ETF will seek to lower the minimum cap to provide a buffer of at least 20%. The cap and the buffer for each Underlying ETF are expected to change from Target Outcome Period to Target Outcome Period. Each Underlying ETF establishes a new cap and a new buffer annually at the beginning of each Target Outcome Period. The possible expected range of the buffer level for each Underlying ETF for a Target Outcome Period is between 20% and 100% of SPY losses. However, each Underlying ETF will alert shareholders, including the Fund, to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. See “Buffer and Cap” below under “Additional Information on the Fund’s Investment Objective and Strategies.” Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon SPY’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its cap and its buffer annually. Each Underlying ETF will undergo such reset in a different month of the calendar year. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of SPY at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of SPY and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and its buffer annually based on the price of SPY at the time of the reset. In other words, the continual and periodic resetting of the Underlying ETF caps and buffers at current SPY prices is intended to allow the Fund to continue to benefit from increases in the value of SPY and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of SPY. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where SPY has depreciated below that specific buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and its buffer, meaning that investors may have the ability to benefit from any appreciation in SPY for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors. The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between quarterly rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below. The current list of Underlying ETFs in the Fund's portfolio can be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BUFH. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and its buffer annually based on prevailing market conditions. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations. As of June 30, 2026, SPY had significant investments in information technology companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Max Buffer ETFs (the "Underlying ETFs").
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.
FT Vest U.S. Equity Buffer & Digital Return ETF - January
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include a buffer against the first 10% of Underlying ETF losses and a digital return if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over an approximate one-year period (the “Target Outcome Period”) that is 8.52% (before fees and expenses). Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, however, investors will be subject to losses of the Underlying ETF below the buffer level. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. When the Fund's fees and expenses are taken into account, the digital return is 7.67%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide a digital return that is 8.52% (before fees and expenses), over the Target Outcome Period. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, investors will not receive the digital return and the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer" for more information. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. However, investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, and investors will be subject to losses of the Underlying ETF below the 10% buffer level. See “The Underlying ETF” for more information. The current Target Outcome Period will begin on January 20, 2026 and end on January 15, 2027. Subsequent Target Outcome Periods will begin on the next business day after the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new digital return for the new Target Outcome Period. This means that the digital return will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The Fund’s value relative to the digital return, buffer and Underlying ETF's price for the Target Outcome Period should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. Because investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, investors should not expect their shares to experience price movement in the same direction or to the same extent as the price movement of the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. While the buffer and digital return for the Target Outcome Period are fixed at a level that is calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remains constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the buffer and digital return references). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in NAV from the NAV of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value"), that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF's value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then this will decrease the amount of digital return available to that investor and that investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). Additionally, if the Fund has increased significantly in value from its Initial Fund Value, there may be little or no upside to an investment in the Fund but an investor will be subject to significant downside risk. See "Digital Return" and “Buffer” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains, if any, comparable to those of the Underlying ETF over time because gains, if any, will be limited to the digital return and at the end of each Target Outcome Period, a new digital return will be established based on the then current price of the Underlying ETF. An investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked in. Moreover, the fact that future gains, if any, will be limited to the digital return may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Digital Return The digital return that the Fund seeks to achieve is set on the first day of each Target Outcome Period. The targeted digital return for the current Target Outcome Period is 8.52% (before fees and expenses). When the Fund's fees and expenses are taken into account, the digital return is 7.67%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The targeted digital return applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Only investors that hold their shares for the entire Target Outcome Period should expect to achieve the targeted digital return sought by the Fund if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period. There is no guarantee that the Fund will be successful in achieving the targeted digital return for any Target Outcome Period. The digital return is a result of the design of the Fund’s principal investment strategy, which in part, involves selling at-the-money call options and purchasing and selling in-the-money call options. The difference in the Fund's value from the Initial Fund Value and the difference in the Underlying ETF’s price from the Underlying ETF's price on the first day of the Target Outcome Period should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund's NAV has increased since the start of that Target Outcome Period, an investor purchasing Fund shares will receive less digital return than the target digital return described above, and if the Fund's NAV has increased to a level above the digital return amount since the start of that Target Outcome Period, such investor will have no upside potential from an investment in the Fund. However, the investor will remain vulnerable to significant downside risk. Investors may find information on the digital return for the current Target Outcome Period on the Fund's website. Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return. Buffer The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10%). The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. The buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The following bar chart and line graph illustrate the hypothetical returns that the Fund seeks to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical digital return in the bar chart and line graph below is for illustration only and the actual digital return may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical digital return in the graphs above is for illustration only and the actual digital return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the digital return and the orange line represents the digital return and the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGJA, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new digital return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated digital return range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s digital return for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the digital return/dates associated with the previous Target Outcome Period with the digital return/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGJA.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
FT Vest U.S. Equity Buffer & Digital Return ETF - April
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include a buffer against the first 10% of Underlying ETF losses and a digital return if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over an approximate one-year period (the “Target Outcome Period”) that is 9.05% (before fees and expenses). Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, however, investors will be subject to losses of the Underlying ETF below the buffer level. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. When the Fund's fees and expenses are taken into account, the digital return is 8.20%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide a digital return that is 9.05% (before fees and expenses), over the Target Outcome Period. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, investors will not receive the digital return and the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer" for more information. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. However, investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, and investors will be subject to losses of the Underlying ETF below the 10% buffer level. See “The Underlying ETF” for more information. The current Target Outcome Period will begin on April 20, 2026 and end on April 16, 2027. Subsequent Target Outcome Periods will begin on the next business day after the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new digital return for the new Target Outcome Period. This means that the digital return will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The Fund’s value relative to the digital return, buffer and Underlying ETF's price for the Target Outcome Period should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. Because investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, investors should not expect their shares to experience price movement in the same direction or to the same extent as the price movement of the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. While the buffer and digital return for the Target Outcome Period are fixed at a level that is calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remains constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the buffer and digital return references). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in NAV from the NAV of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value"), that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF's value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then this will decrease the amount of digital return available to that investor and that investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). Additionally, if the Fund has increased significantly in value from its Initial Fund Value, there may be little or no upside to an investment in the Fund but an investor will be subject to significant downside risk. See "Digital Return" and “Buffer” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains, if any, comparable to those of the Underlying ETF over time because gains, if any, will be limited to the digital return and at the end of each Target Outcome Period, a new digital return will be established based on the then current price of the Underlying ETF. An investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked in. Moreover, the fact that future gains, if any, will be limited to the digital return may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Digital Return The digital return that the Fund seeks to achieve is set on the first day of each Target Outcome Period. The targeted digital return for the current Target Outcome Period is 9.05% (before fees and expenses). When the Fund's fees and expenses are taken into account, the digital return is 8.20%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The targeted digital return applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Only investors that hold their shares for the entire Target Outcome Period should expect to achieve the targeted digital return sought by the Fund if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period. There is no guarantee that the Fund will be successful in achieving the targeted digital return for any Target Outcome Period. The digital return is a result of the design of the Fund’s principal investment strategy, which in part, involves selling at-the-money call options and purchasing and selling in-the-money call options. The difference in the Fund's value from the Initial Fund Value and the difference in the Underlying ETF’s price from the Underlying ETF's price on the first day of the Target Outcome Period should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund's NAV has increased since the start of that Target Outcome Period, an investor purchasing Fund shares will receive less digital return than the target digital return described above, and if the Fund's NAV has increased to a level above the digital return amount since the start of that Target Outcome Period, such investor will have no upside potential from an investment in the Fund. However, the investor will remain vulnerable to significant downside risk. Investors may find information on the digital return for the current Target Outcome Period on the Fund's website. Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return. Buffer The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10%). The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. The buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The following bar chart and line graph illustrate the hypothetical returns that the Fund seeks to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical digital return in the bar chart and line graph below is for illustration only and the actual digital return may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical digital return in the graphs above is for illustration only and the actual digital return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the digital return and the orange line represents the digital return and the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGAP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new digital return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated digital return range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s digital return for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the digital return/dates associated with the previous Target Outcome Period with the digital return/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGAP.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
FT Vest U.S. Equity Buffer & Digital Return ETF - October
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include a buffer against the first 10% of Underlying ETF losses and a digital return if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over an approximate one-year period (the “Target Outcome Period”) that is 8.80% (before fees and expenses). Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, however, investors will be subject to losses of the Underlying ETF below the buffer level. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. When the Fund's fees and expenses are taken into account, the digital return is 7.95%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide a digital return that is 8.80% (before fees and expenses), over the Target Outcome Period. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, investors will not receive the digital return and the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer" for more information. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. However, investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, and investors will be subject to losses of the Underlying ETF below the 10% buffer level. See “The Underlying ETF” for more information. The current Target Outcome Period will begin on October 20, 2025 and end on October 16, 2026. Subsequent Target Outcome Periods will begin on the next business day after the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new digital return for the new Target Outcome Period. This means that the digital return will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The Fund’s value relative to the digital return, buffer and Underlying ETF's price for the Target Outcome Period should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. Because investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return, investors should not expect their shares to experience price movement in the same direction or to the same extent as the price movement of the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. While the buffer and digital return for the Target Outcome Period are fixed at a level that is calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remains constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the buffer and digital return references). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in NAV from the NAV of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value"), that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF's value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then this will decrease the amount of digital return available to that investor and that investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). Additionally, if the Fund has increased significantly in value from its Initial Fund Value, there may be little or no upside to an investment in the Fund but an investor will be subject to significant downside risk. See "Digital Return" and “Buffer” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains, if any, comparable to those of the Underlying ETF over time because gains, if any, will be limited to the digital return and at the end of each Target Outcome Period, a new digital return will be established based on the then current price of the Underlying ETF. An investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked in. Moreover, the fact that future gains, if any, will be limited to the digital return may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Digital Return The digital return that the Fund seeks to achieve is set on the first day of each Target Outcome Period. The targeted digital return for the current Target Outcome Period is 8.80% (before fees and expenses). When the Fund's fees and expenses are taken into account, the digital return is 7.95%. The digital return will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The targeted digital return applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Only investors that hold their shares for the entire Target Outcome Period should expect to achieve the targeted digital return sought by the Fund if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less over the Target Outcome Period. There is no guarantee that the Fund will be successful in achieving the targeted digital return for any Target Outcome Period. The digital return is a result of the design of the Fund’s principal investment strategy, which in part, involves selling at-the-money call options and purchasing and selling in-the-money call options. The difference in the Fund's value from the Initial Fund Value and the difference in the Underlying ETF’s price from the Underlying ETF's price on the first day of the Target Outcome Period should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund's NAV has increased since the start of that Target Outcome Period, an investor purchasing Fund shares will receive less digital return than the target digital return described above, and if the Fund's NAV has increased to a level above the digital return amount since the start of that Target Outcome Period, such investor will have no upside potential from an investment in the Fund. However, the investor will remain vulnerable to significant downside risk. Investors may find information on the digital return for the current Target Outcome Period on the Fund's website. Investors that hold shares for the entire Target Outcome Period will not receive any positive price returns of the Underlying ETF above the digital return. Buffer The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10%). The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. The buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The following bar chart and line graph illustrate the hypothetical returns that the Fund seeks to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical digital return in the bar chart and line graph below is for illustration only and the actual digital return may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical digital return in the graphs above is for illustration only and the actual digital return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the digital return and the orange line represents the digital return and the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGOC, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new digital return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated digital return range for the next Target Outcome Period. There is no guarantee that the final digital return set for a Target Outcome Period will be within the anticipated digital return range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s digital return for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the digital return/dates associated with the previous Target Outcome Period with the digital return/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DGOC.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
First Trust Flexible Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will seek to achieve its investment objective by investing in a portfolio of fixed income securities and instruments that generate income, including but not limited to corporate debt securities; bank loans; agency and non-agency residential and commercial mortgage-backed securities; asset-backed securities; collateralized loan obligations (“CLOs”); and preferred securities. Under normal market conditions, the Fund’s average portfolio duration will vary from between 0 to 8 years, although the Fund generally targets an average portfolio duration of 2 to 5 years. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund’s investment advisor seeks to maximize the Fund's current income while pursuing attractive long-term total return by investing in a broad, diversified portfolio of fixed income securities and instruments that generate income, spanning the credit spectrum across various sectors, maturities, currencies, and geographies. The Fund seeks to achieve its investment objective through an active, opportunistic, and relative value-driven approach that emphasizes tactical allocations across duration management (i.e., adjusting a portfolio’s sensitivity to interest rate changes), yield curve positioning (i.e., allocating investments across maturities based on expected movements in the yield curve, which is a representation of the yields (interest rates) available on bonds of comparable credit quality across a range of maturities at a given point in time), sector weighting, credit quality, and individual security selection. The Fund's investment decisions are informed by a rigorous, multi-faceted process that integrates macroeconomic factors, quantitative analyses, and fundamental/technical drivers. The Fund's investment advisor oversees comprehensive risk allocation, including duration, yield curve positioning, sector weighting, and overall portfolio construction, while dedicated sector-specific portfolio management teams at the investment advisor and sub-advisor perform detailed assessments of opportunities and risks within the various sectors of the broader fixed income market. The Fund's allocation to the various assets and sectors described herein will vary depending on market conditions. Pursuant to its investment strategy, the Fund will invest a minimum of 50% of its net assets in: U.S. and non-U.S. corporate debt securities, including investment grade and below investment grade corporate debt securities; and U.S. and non-U.S. bank loans, including first lien senior secured floating and fixed rate bank loans (“Senior Loans”) and covenant lite loans. The Fund may also invest in securitized investment products, including asset-backed securities, residential mortgage-backed securities, and commercial mortgage-backed securities. The Fund may further invest up to 20% of its net assets in CLO’s and up to 10% of its net assets in preferred securities. The Fund may invest, without limit, in securities rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, judged to be of comparable quality by the Advisor or Sub-Advisor (commonly referred to as “high yield” or “junk” bonds). The Fund considers split-rated securities (securities that receive different ratings from two or more NRSROs) to have the higher credit rating. Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may utilize exchange-traded futures contracts and options contracts, as well as over-the-counter traded derivatives including forwards, options and swaps (including credit default swaps). The Fund will use derivatives to enhance returns, manage risks, manage duration, serve as a substitute for a position in an underlying asset, reduce transaction costs, maintain full market exposure to manage cash flows and/or to preserve capital. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to benefit from a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. The Fund may also invest in hybrid capital securities, distressed and defaulted securities, zero coupon bonds and money market funds and other cash equivalents, and may purchase securities on a when-issued, to-be-announced ("TBA"), delayed delivery or forward commitment basis. The Fund will not invest more than 20% of its net assets in non-U.S. dollar denominated securities. The Fund’s investment strategy may include active and frequent trading. The Fund is classified as “non-diversified” under the Investment Company Act, as amended (the “1940 Act”).